CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical)	Sep. 30, 2015 $ / shares
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Ordinary shares (in dollars per share)	$ 0.01